NOTE 11 - RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
NOTE 11 - RELATED PARTY TRANSACTIONS

NOTE 9 - RELATED PARTY TRANSACTIONS

On May 16, 2011, the Company transferred, through a spin-off to its then wholly owned subsidiary, Worlds Online Inc., the majority of its operations and related operational assets. The Company retained its patent portfolio which it intends to continue to increase and to more aggressively enforce against alleged infringers. The Company also entered into a License Agreement with Worlds Online Inc. to sublicense its patented technologies.

Due to related party is comprised of cash payments for operating expenses made by Worlds Online Inc. on behalf of Worlds Inc. The balance at June 30, 2016 is $8,296 and the balance on December 31, 2015 is $36,310.

NOTE 11 - RELATED PARTY TRANSACTIONS

On May 16, 2011, the Company transferred, through a spin-off to its then wholly owned subsidiary, Worlds Online Inc., the majority of its operations and related operational assets. The Company retained its patent portfolio which it intends to continue to increase and to more aggressively enforce against alleged infringers. The Company also entered into a License Agreement with Worlds Online Inc. to sublicense its patented technologies.

Due to related party is comprised of cash payments for operating expenses made by worlds Online Inc. on behalf of Worlds Inc. The balance at December 31, 2015 is $36,310 and at December 31, 2014 is $9,416.

We issued a promissory note to a related party, the CEO, Thom Kidrin in the amount of $50,000. The promissory note carry the same terms as all the other notes issued.